Guarantor Subsidiaries (Consolidating And Combining Statement Of Changes In Equity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended											12 Months Ended						12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2013 APIC [Member]	Dec. 31, 2013 Net Parent Investment [Member]	Dec. 31, 2012 Net Parent Investment [Member]	Dec. 31, 2011 Net Parent Investment [Member]	Dec. 31, 2013 Retained Earnings [Member]	Dec. 31, 2013 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member]	Dec. 31, 2013 Eliminations [Member] Common Stock [Member]	Dec. 31, 2013 Eliminations [Member] APIC [Member]	Dec. 31, 2013 Eliminations [Member] Net Parent Investment [Member]	Dec. 31, 2011 Eliminations [Member] Net Parent Investment [Member]	Dec. 31, 2010 Eliminations [Member] Net Parent Investment [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member] Common Stock [Member]	Dec. 31, 2013 Parent Company [Member] APIC [Member]	Dec. 31, 2013 Issuer [Member]	Dec. 31, 2012 Issuer [Member]	Dec. 31, 2011 Issuer [Member]	Dec. 31, 2013 Issuer [Member] Common Stock [Member]	Dec. 31, 2013 Issuer [Member] APIC [Member]	Dec. 31, 2013 Issuer [Member] Net Parent Investment [Member]	Dec. 31, 2012 Issuer [Member] Net Parent Investment [Member]	Dec. 31, 2011 Issuer [Member] Net Parent Investment [Member]	Dec. 31, 2013 Issuer [Member] Retained Earnings [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member] Common Stock [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member] APIC [Member]	Dec. 31, 2013 Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member] APIC [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Net Parent Investment [Member]	Dec. 31, 2013 Non-Guarantor Subsidiaries [Member] Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance				$ 1,104,451				$ 1,118,947	$ 1,104,451	$ 1,118,947	$ 1,808,150			$ 1,104,451	$ 1,118,947	$ 1,808,150		$ (1,316,577)	$ (190,461)			$ (190,461)	$ (190,461)	$ (190,461)	$ 1,228,837			$ 1,123,467					$ 1,123,467	$ 1,043,914	$ 1,788,796		$ 53,895					$ 53,895	$ 2,166	$ (46,108)	$ 117,550				$ 117,550	$ 263,328	$ 255,923
Net income	93,600	41,700	77,600	22,100	19,100	11,000	66,200	(12,700)	235,033	83,568	324,020			127,457	83,568	324,020	107,576											154,136	138,417	357,130			114,668	138,416	306,327	38,954	(1)	(2)	(13)					234	80,898	(54,847)	(33,097)		12,789	(54,848)	17,459	68,622
Dividend paid to former parent									(650,000)					(650,000)																			(650,000)
Net transfers to/between former parent									(36,062)	(98,064)	(1,013,223)			(36,062)	(98,064)	(1,013,223)																	(36,062)	(58,863)	(1,051,209)								51,729	48,040						(90,930)	(10,054)
Issuance of stock at the separation and distribution												467	(467)							(61)						467					1	(467)								60
Reclassification of net parent to APIC													545,846	(545,846)							(1,316,516)	190,461					1,228,370					546,311	(552,073)								52,004	(53,895)						35,677	(130,339)
Share-based compensation expense									2,914				2,914																			2,914
Balance	$ 656,336				$ 1,104,451				$ 656,336	$ 1,104,451	$ 1,118,947	$ 467	$ 548,293		$ 1,104,451	$ 1,118,947	$ 107,576	$ (1,316,577)	$ (190,461)	$ (61)	$ (1,316,516)		$ (190,461)	$ (190,461)	$ 1,228,837	$ 467	$ 1,228,370	$ 587,713	$ 1,123,467		$ 1	$ 548,758		$ 1,123,467	$ 1,043,914	$ 38,954	$ 52,064	$ 53,895		$ 60	$ 52,004		$ 53,895	$ 2,166	$ 104,299	$ 117,550		$ 35,677		$ 117,550	$ 263,328	$ 68,622
Balance, shares												46,743,633